Going Concern and Management’s Plans (Details Narrative) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 06, 2024	Dec. 31, 2022	Mar. 15, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 12, 2022	Dec. 31, 2023
Subsequent Event [Line Items]
Gross proceeds December 2023 Offering warrants				$ 2,672,500			$ 1,126
Cash		5,902,199		2,033,576			3,137,674
Working capital deficit				6,700,000
Net loss		75,018		2,826,737	3,543,950	14,047,607	98,297,946
Net cash used In operating activities		(3,393,888)		(3,776,598)	$ (4,589,452)	$ (1,494,641)	(8,720,819)
Accumulated deficit		$ 4,921,178		$ 106,045,861			$ 103,219,124
December 2023 Offering [Member]
Subsequent Event [Line Items]
Gross proceeds December 2023 Offering warrants	$ 2,672,500
Subsequent Event [Member] | December 2023 Offering [Member]
Subsequent Event [Line Items]
Gross proceeds December 2023 Offering warrants			$ 2,672,500